Loans and Allowance for Credit Losses, 90 Days or More Past Due and Still Accruing (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	$ 14,380	$ 17,810
FHA insured/VA guaranteed [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	13,373	16,827
Student Loans guaranteed under FFELP [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	26	63
Total Consumer [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	867	873
Total, not government insured/guaranteed [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	981	920
Total, not government insured/guaranteed [Member] | Total Commercial [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	114	47
Total, not government insured/guaranteed [Member] | Commercial and Industrial Loans [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	97	31
Total, not government insured/guaranteed [Member] | Commercial Real Estate Mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	13	16
Total, not government insured/guaranteed [Member] | Commercial Real Estate Construction [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	4	0
Total, not government insured/guaranteed [Member] | Total Consumer [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	867	873
Total, not government insured/guaranteed [Member] | Real estate 1-4 family first mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	224	260
Total, not government insured/guaranteed [Member] | Real estate 1-4 family junior lien mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	65	83
Total, not government insured/guaranteed [Member] | Credit Card [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	397	364
Total, not government insured/guaranteed [Member] | Automobile [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	79	73
Total, not government insured/guaranteed [Member] | Other revolving credit and installment [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	102	93
Financing Receivable Acquired With Deteriorated Credit Quality [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	2,900	3,700
Financing Receivable Acquired With Deteriorated Credit Quality [Member] | Total Commercial [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	32	83
Financing Receivable Acquired With Deteriorated Credit Quality [Member] | Commercial and Industrial Loans [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	0	0
Financing Receivable Acquired With Deteriorated Credit Quality [Member] | Commercial Real Estate Mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	30	78
Financing Receivable Acquired With Deteriorated Credit Quality [Member] | Commercial Real Estate Construction [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	$ 2	$ 5